PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya SmallCap
Opportunities Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .4%
Consumer Discretionary : 15 .1%
24,408
(1)
Boot Barn Holdings,
Inc.
$ 2,322,421
1 .1
50,863
(1)
Cava Group, Inc.
3,562,953
1 .7
45,663
Churchill Downs, Inc.
5,650,796
2 .6
28,811
(1)
Dave & Buster's
Entertainment, Inc.
1,803,569
0 .8
71,020
(1)
Dutch Bros, Inc.
- Class A
2,343,660
1 .1
16,384
(1)(2)
Kura Sushi USA, Inc.
- Class A
1,886,781
0 .9
44,576
(1)
Modine Manufacturing
Co.
4,243,190
2 .0
30,536
Patrick Industries, Inc.
3,648,136
1 .7
54,099
(1)
Skyline Champion
Corp.
4,598,956
2 .2
20,356  Strategic Education,
Inc.
2,119,467
1 .0
32,179,929
15 .1
Energy : 4 .2%
144,222
(1)
Helix Energy Solutions
Group, Inc.
1,563,367
0 .7
97,071  Northern Oil and Gas,
Inc.
3,851,777
1 .8
147,695  Patterson-UTI Energy,
Inc.
1,763,478
0 .8
15,925
(1)
Weatherford
International PLC
1,838,064
0 .9
9,016,686
4 .2
Financials : 6 .2%
18,968  FirstCash Holdings,
Inc.
2,419,179
1 .1
30,937
HCI Group, Inc.
3,591,167
1 .7
13,621
(1)
Palomar Holdings, Inc.
1,141,848
0 .5
17,082
Piper Sandler Cos.
3,390,606
1 .6
72,592
(1)
Skyward Specialty
Insurance Group, Inc.
2,715,667
1 .3
13,258,467
6 .2
Health Care : 17 .5%
42,984
(1)
10X Genomics, Inc.
- Class A
1,613,189
0 .8
22,485
(1)
ACADIA
Pharmaceuticals, Inc.
415,748
0 .2
24,527
(1)
Alkermes PLC
663,946
0 .3
41,734
(1)
Amicus Therapeutics,
Inc.
491,626
0 .2
6,069
(1)
Arcellx, Inc.
422,099
0 .2
16,028
(1)
Arrowhead
Pharmaceuticals, Inc.
458,401
0 .2
8,386
(1)
Blueprint Medicines
Corp.
795,496
0 .4
12,813
(1)
Bridgebio Pharma, Inc.
396,178
0 .2
13,228
(1)
Cytokinetics, Inc.
927,415
0 .4
18,919
(1)
Denali Therapeutics,
Inc.
388,218
0 .2
16,879
Ensign Group, Inc.
2,100,085
1 .0
60,845
(1)
Evolent Health, Inc.
- Class A
1,995,108
0 .9
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,003
(1)
Halozyme
Therapeutics, Inc.
$ 773,042
0 .4
39,043
(1)
Inari Medical, Inc.
1,873,283
0 .9
18,262
(1)
Insmed, Inc.
495,448
0 .2
13,780
(1)
Intra-Cellular
Therapies, Inc.
953,576
0 .5
3,491
(1)
Krystal Biotech, Inc.
621,154
0 .3
4,417
(1)
Medpace Holdings,
Inc.
1,785,131
0 .8
23,255
(1)
Merit Medical Systems,
Inc.
1,761,566
0 .8
63,006
(1)
Natera, Inc.
5,762,529
2 .7
63,986
(1)
Option Care Health,
Inc.
2,146,090
1 .0
8,022
(1)
Repligen Corp.
1,475,406
0 .7
16,040
(1)
Revolution Medicines,
Inc.
516,969
0 .2
8,255
(1)
Rhythm
Pharmaceuticals, Inc.
357,689
0 .2
78,071  Select Medical
Holdings Corp.
2,353,841
1 .1
11,339
(1)
SpringWorks
Therapeutics, Inc.
558,106
0 .3
20,046
(1)
Tenet Healthcare Corp.
2,107,035
1 .0
13,008
(1)
Vaxcyte, Inc.
888,576
0 .4
7,803
(1)
Vericel Corp.
405,912
0 .2
22,033
(1)
Viking Therapeutics,
Inc.
1,806,706
0 .8
37,309,568
17 .5
Industrials : 16 .5%
5,760
(1)
CACI International, Inc.
- Class A
2,182,061
1 .0
28,958
(1)
Casella Waste
Systems, Inc. - Class A
2,863,077
1 .3
17,425
(1)(2)
Chart Industries, Inc.
2,870,246
1 .4
13,222
(1)
Clean Harbors, Inc.
2,661,721
1 .3
52,651
(1)
Construction Partners,
Inc. - Class A
2,956,354
1 .4
50,225
Flowserve Corp.
2,294,278
1 .1
63,841
FTAI Aviation Ltd.
4,296,499
2 .0
24,948
(1)
Kirby Corp.
2,378,043
1 .1
52,898
Marten Transport Ltd.
977,555
0 .5
17,378
(1)
MYR Group, Inc.
3,071,562
1 .4
18,373
(1)
NV5 Global, Inc.
1,800,738
0 .8
3,670
(1)
Saia, Inc.
2,146,950
1 .0
29,568
(1)
Trex Co., Inc.
2,949,408
1 .4
45,385  Werner Enterprises,
Inc.
1,775,461
0 .8
35,223,953
16 .5
Information Technology : 32 .1%
40,074
(1)
Agilysys, Inc.
3,376,635
1 .6
225,571
(1)(2)
Applied Digital Corp.
965,444
0 .5
8,431
(1)
Axcelis Technologies,
Inc.
940,225
0 .4
100,871
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,784,408
0 .8
82,440
(1)
Couchbase, Inc.
2,168,996
1 .0
5,968
(1)
CyberArk Software Ltd.
1,585,280
0 .7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
109,873
(1)
ExlService Holdings,
Inc.
$ 3,493,961
1 .6
36,342
(1)
FormFactor, Inc.
1,658,285
0 .8
28,703
(1)
Gitlab, Inc. - Class A
1,673,959
0 .8
12,637
(1)
Globant SA
2,551,410
1 .2
24,629
(1)
Guidewire Software,
Inc.
2,874,451
1 .4
52,480  Kulicke & Soffa
Industries, Inc.
2,640,269
1 .2
15,687
Littelfuse, Inc.
3,801,744
1 .8
18,079
Maximus, Inc.
1,516,828
0 .7
976
(1)(2)
MicroStrategy, Inc.
- Class A
1,663,651
0 .8
32,110  Napco Security
Technologies, Inc.
1,289,538
0 .6
11,928
(1)
Onto Innovation, Inc.
2,159,922
1 .0
27,088  Power Integrations,
Inc.
1,938,146
0 .9
30,655
(1)
Q2 Holdings, Inc.
1,611,227
0 .8
32,580
(1)
Rambus, Inc.
2,013,770
1 .0
74,456
(1)
SentinelOne, Inc.
- Class A
1,735,569
0 .8
36,795  Silicon Motion
Technology Corp.,
ADR
2,831,007
1 .3
24,551
(1)
SiTime Corp.
2,288,890
1 .1
22,716
(1)
Smartsheet, Inc.
- Class A
874,566
0 .4
43,916
(1)(2)
Sprout Social, Inc.
- Class A
2,622,224
1 .2
4,427
(1)
Super Micro Computer,
Inc.
4,471,403
2 .1
59,102
(1)
Tenable Holdings, Inc.
2,921,412
1 .4
104,715
(1)
Tower Semiconductor
Ltd.
3,502,717
1 .6
17,475  Universal Display
Corp.
2,943,664
1 .4
73,603
(1)
Veeco Instruments,
Inc.
2,588,618
1 .2
68,488,219
32 .1
Materials : 4 .8%
92,519
(1)
Aspen Aerogels, Inc.
1,628,334
0 .8
32,175
HB Fuller Co.
2,565,635
1 .2
17,860
Innospec, Inc.
2,302,868
1 .1
84,298
(1)
Summit Materials, Inc.
- Class A
3,757,162
1 .7
10,253,999
4 .8
Total Common Stock
(Cost $163,620,658)
205,730,821
96 .4
Principal
Amount† Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1 .5%
32,362  SPDR S&P Biotech
ETF
$ 3,070,830
1 .5
Total Exchange-Traded
Funds
(Cost $2,475,659)
3,070,830
1 .5
Total Long-Term
Investments
(Cost $166,096,317)
208,801,651
97 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5 .2%
Time Deposits : 0 .4%
140,000
(3)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $140,000)
140,000
0 .1
140,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $140,000)
140,000
0 .1
130,000
(3)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $130,000)
130,000
0.0
140,000
(3)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $140,000)
140,000
0 .1
140,000
(3)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $140,000)
140,000
0 .1
130,000
(3)
Societe Generale,
5.310
%,
04/01/2024
(Cost $130,000)
130,000
0.0
Total Time Deposits
(Cost $820,000)
820,000
0 .4
Repurchase Agreements : 2 .5%
1,484,044
(3)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,484,911,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,513,725, due
08/01/33-03/01/54)
1,484,044
0 .7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
937,257
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $937,804,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $956,002, due
06/01/36-04/01/54)
$ 937,257
0 .4
1,484,044
(3)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,484,912,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,513,725, due
01/01/39-11/01/52)
1,484,044
0 .7
1,484,044
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,484,909,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,513,726, due
01/01/28-07/15/58)
1,484,044
0 .7
Total Repurchase
Agreements
(Cost $5,389,389)
5,389,389
2 .5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2 .3%
4,893,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $4,893,000) $ 4,893,000 2 .3
Total Short-Term
Investments
(Cost $11,102,389)
$ 11,102,389
5 .2
Total Investments in
Securities
(Cost $177,198,706) $ 219,904,040 103 .1
Liabilities in Excess
of Other Assets (6,537,632) (3.1)
Net Assets $ 213,366,408 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 205,730,821 $ — $ — $ 205,730,821
Exchange-Traded Funds 3,070,830 — — 3,070,830
Short-Term Investments 4,893,000 6,209,389 — 11,102,389
Total Investments, at fair value $ 213,694,651 $ 6,209,389 $ — $ 219,904,040
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 45,767,273
Gross Unrealized Depreciation (3,061,939)
Net Unrealized Appreciation $ 42,705,334